Basis of Presentation (Details) - USD ($)	Jun. 30, 2015	Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Advance hire	$ 3,851,954	$ 4,345,959
Prepaid expenses	1,335,877	427,889
Other current assets	194,219	1,794,386
Advance hire, prepaid expenses and other current assets	$ 5,382,050	$ 6,568,234